Investments accounted for using the equity method	12 Months Ended
Dec. 31, 2020
Investments accounted for using the equity method
Investments accounted for using the equity method

14          Investments accounted for using the equity method

(a)	Investment in associate

	For the year ended
	December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
At beginning of year	37,253	29,452	115,124
Additions	—	100,000	60,000
Share of losses of associate	(15,442)	(14,328)	(4,878)
Gain on dilution of interest in associate (Note 8)	7,641	—	2,511
At end of year	29,452	115,124	172,757

On March 28, 2017, Shanghai OneConnect set up Pingan Puhui Lixin Asset Management Co., Ltd. ("Puhui Lixin") with Pingan Puhui Enterprise Management Co., Ltd. ("Puhui Management"), a subsidiary of Lufax Holding Ltd., by investing capital amount of  RMB40,000,000. In January 2019, Shanghai OneConnect made an additional capital injection of RMB100,000,000 in Puhui Lixin. On February 20, 2020, Puhui Management made an additional capital injection of RMB40,000,000 in Puhui Lixin. Accordingly, the Group's equity interests in the investee were diluted from 35% to 31.82%, resulted in a dilution gain amounting to RMB2,511,000. In March 2020, Shanghai OneConnect made an additional capital injection of RMB60,000,000 in Puhui Lixin, and the Group's equity interests in the investee were increased to 40%.

(b)Investment in joint venture

	For the year ended December 31,
	2019	2020
	RMB’000	RMB’000

At beginning of year	—	3,705
Additions	4,321	2,040
Share of losses of joint venture	(526)	(2,924)
Exchange difference	(90)	155
At end of year	3,705	2,976

On August 23, 2019, the Group entered into an investment in SBI OneConnect Japan Co., Ltd. ("SBI Japan") with SBI Holdings, Inc., by investing capital of RMB4,321,000  (JPY65,100,000), and owned the equity interest as to 31%. The purpose of set-up of SBI Japan is to make available a localized version of the product, technology, platform and service developed based on the Group's technologies and provide the distribution, commercialization, implementation and maintenance of such localized version within Japan. The Group shares control with SBI Holdings, Inc. and accounts for the investment as a joint venture. The decisions about the relevant activities require the unanimous consent of the Group and SBI Holdings, Inc. pursuant to the Company Act of SBI Japan.

The Group entered into an agreement of setting up Financial Open Portal (Guangxi) Cross-border Financial Digital Co., Ltd. ("Open Portal Guangxi") with Digital Guangxi Group Co., Ltd. ("Digital Guangxi") on April 10, 2020. The Group made a capital injection of RMB2,040,000 on July 10, 2020. The Group and Digital Guangxi owned the equity interest in Open Portal Guangxi as to 51% and 49%, respectively. The Group shares control with Digital Guangxi and accounts for the investment as a joint venture. The decisions about the relevant activities require the unanimous consent of the Group and Digital Guangxi pursuant to the Company Article of Open Portal Guangxi.